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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                                                   March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re: General American Separate Account Twenty-Eight
       File No. 811-7248

Commissioners:

     Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

                                        Sincerely,

                                        /s/ Michele H. Abate
                                        ----------------------------------------
                                        Michele H. Abate